CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue, net	$ 338,949	$ 20	$ 237,980	$ 183
Cost of revenue	(337,826)	0	(233,757)	0
Gross profit	1,123	20	4,223	183
Operating expenses:
General and administrative expenses	(18,475)	(3,538)	(4,111,983)	(23,066)
Legal and professional fee	(19,884)	0	(64,013)	0
Total operating expenses	(38,359)	(3,538)	(4,175,996)	(23,066)
Loss from operations			(4,171,773)	(22,883)
Other (expense) income
Government subsidy	0	10,295	23,853	3,367
Interest income			1	5
Interest expense	(2,172)	0	(1,028)	0
Total other (expense) income	(2,172)	10,295	22,826	3,372
(LOSS) INCOME BEFORE INCOME TAXES	(39,408)	6,777	(4,148,947)	(19,511)
Income tax expense	0	0	0	0
NET (LOSS) INCOME	(39,408)	6,777	(4,148,947)	(19,511)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	309	(123)	(331)	(182)
COMPREHENSIVE (LOSS) INCOME	$ (39,099)	$ 6,654	$ (4,149,278)	$ (19,693)
Net loss per share
Basic and diluted net loss per share	$ (0.00)	$ 0.00	$ (0.03)	$ (0.00)
Weighted average shares outstanding
Basic and diluted weighted average shares outstanding	340,268,500	10,000,000	165,747,163	10,000,000